Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2024	69,207	2,707	1,575	73,489
Additions through business combinations (Note 27)	2,308	56	–	2,364
Additions – separately acquired	2,226	150	290	2,666
Disposals	(294)	–	(285)	(579)
Exchange and other adjustments	(964)	(13)	(50)	(1,027)
At 31 December 2024	72,483	2,900	1,530	76,913
Additions through business combinations (Note 27)	50	–	–	50
Additions – separately acquired	3,392	170	463	4,025
Disposals	(312)	(128)	(8)	(448)
Exchange and other adjustments	2,151	131	118	2,400
At 31 December 2025	77,764	3,073	2,103	82,940
Amortisation and impairment losses
At 1 January 2024	32,266	2,061	1,073	35,400
Amortisation for year	3,761	78	84	3,923
Impairment charges	1,577	3	2	1,582
Impairment reversals	(8)	–	–	(8)
Disposals	(286)	–	(283)	(569)
Exchange and other adjustments	(561)	(13)	(18)	(592)
At 31 December 2024	36,749	2,129	858	39,736
Amortisation for year	3,928	181	98	4,207
Impairment charges	218	12	–	230
Disposals	(312)	(128)	(8)	(448)
Exchange and other adjustments	1,247	61	61	1,369
At 31 December 2025	41,830	2,255	1,009	45,094
Net book value
At 31 December 2024	35,734	771	672	37,177
At 31 December 2025	35,934	818	1,094	37,846

Summary of amortisation charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2023
Cost of sales	32	–	–	32
Research and development expense	–	28	–	28
Selling, general and administrative expense	3,739	47	80	3,866
Total	3,771	75	80	3,926
Year ended 31 December 2024
Cost of sales	32	1	–	33
Research and development expense	3	22	–	25
Selling, general and administrative expense	3,726	55	84	3,865
Total	3,761	78	84	3,923
Year ended 31 December 2025
Cost of sales	32	–	54	86
Research and development expense	–	26	21	47
Selling, general and administrative expense	3,896	155	22	4,073
Other operating income and expense	–	–	1	1
Total	3,928	181	98	4,207

Summary of impairment charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2023
Research and development expense	417	–	–	417
Selling, general and administrative expense	17	–	–	17
Total	434	–	–	434
Year ended 31 December 2024
Research and development expense	1,065	–	–	1,065
Selling, general and administrative expense	504	3	2	509
Total	1,569	3	2	1,574
Year ended 31 December 2025
Research and development expense	210	–	–	210
Selling, general and administrative expense	8	12	–	20
Total	218	12	–	230

Summary of significant intangible assets

	Carrying	Remaining
	value	amortisation
	$m	period
C5 franchise (Soliris/Ultomiris) intangible assets arising from the acquisition of Alexion	10,981	2 to 10 years
Intangible assets arising from the acquisition of Acerta Pharma	3,371	7 years
Enhertu intangible assets acquired from Daiichi Sankyo, Inc.	3,331	8 years
Strensiq, Kanuma intangible assets arising from the acquisition of Alexion	2,846	7 to 13 years
Intangible asset products in development arising from the acquisition of Alexion[1]	1,944	Not amortised
Intangible assets arising from the acquisition of ZS Pharma, Inc.	1,460	6 years
Baxdrostat intangible asset acquired from CinCor Pharma, Inc.[1]	1,291	Not amortised
Intangible asset products in development arising from the acquisition of Fusion[1]	1,182	Not amortised
Datroway intangible assets acquired from Daiichi Sankyo, Inc.	1,020	13 years
Intangible asset products in development arising from the acquisition of Gracell Biotechnologies, Inc.[1]	975	Not amortised
Intangible asset products in development arising from the acquisition of Amolyt Pharma SAS[1]	861	Not amortised
Koselugo intangible asset acquired from Merck & Co., Inc.	835	6 years
Intangible asset products in development arising from the acquisition of Icosavax, Inc.[1]	639	Not amortised
Airsupra intangible asset acquired from Bond Avillion 2 Development LP	526	9 years
ENaBL platform asset arising from the acquisition of EsoBiotec SA1	441	Not amortised

1	Assets in development are not amortised but are tested annually for impairment.